Operating Segments (Sales by geographical location of the customer by Operating Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [Line Items]
Sales	$ 7,536	$ 10,015	$ 6,955
Europe Region [Member]
Disclosure of geographical areas [Line Items]
Sales	2,332	2,809	2,159
Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	1,744	2,743	1,876
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	1,665	2,315	1,305
North America Region Member
Disclosure of geographical areas [Line Items]
Sales	1,351	1,577	1,186
Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	444	571	429
Industrial Products [Member]
Disclosure of geographical areas [Line Items]
Sales	1,227	1,766	1,617
Industrial Products [Member] | Europe Region [Member]
Disclosure of geographical areas [Line Items]
Sales	432	574	530
Industrial Products [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	361	664	597
Industrial Products [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	25	40	64
Industrial Products [Member] | North America Region Member
Disclosure of geographical areas [Line Items]
Sales	349	401	363
Industrial Products [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	60	87	63
Potash [Member]
Disclosure of geographical areas [Line Items]
Sales	2,182	3,313	1,776
Potash [Member] | Europe Region [Member]
Disclosure of geographical areas [Line Items]
Sales	624	698	430
Potash [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	539	1,008	478
Potash [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	524	938	467
Potash [Member] | North America Region Member
Disclosure of geographical areas [Line Items]
Sales	260	365	209
Potash [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	235	304	192
Phosphate Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	2,483	3,106	2,254
Phosphate Solutions [Member] | Europe Region [Member]
Disclosure of geographical areas [Line Items]
Sales	719	881	611
Phosphate Solutions [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	603	817	617
Phosphate Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	368	496	343
Phosphate Solutions [Member] | North America Region Member
Disclosure of geographical areas [Line Items]
Sales	614	654	491
Phosphate Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	179	258	192
Growing Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	2,073	2,422	1,670
Growing Solutions [Member] | Europe Region [Member]
Disclosure of geographical areas [Line Items]
Sales	746	880	727
Growing Solutions [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	257	286	206
Growing Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	753	849	436
Growing Solutions [Member] | North America Region Member
Disclosure of geographical areas [Line Items]
Sales	138	166	127
Growing Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	179	241	174
Other activities [Member]
Disclosure of geographical areas [Line Items]
Sales	39	23	28
Other activities [Member] | Europe Region [Member]
Disclosure of geographical areas [Line Items]
Sales	20	18	23
Other activities [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	14	0	1
Other activities [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	0	0	0
Other activities [Member] | North America Region Member
Disclosure of geographical areas [Line Items]
Sales	2	1	1
Other activities [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	3	4	3
Reconciliation [Member]
Disclosure of geographical areas [Line Items]
Sales	(468)	(615)	(390)
Reconciliation [Member] | Europe Region [Member]
Disclosure of geographical areas [Line Items]
Sales	(209)	(242)	(162)
Reconciliation [Member] | Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	(30)	(32)	(23)
Reconciliation [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	(5)	(8)	(5)
Reconciliation [Member] | North America Region Member
Disclosure of geographical areas [Line Items]
Sales	(12)	(10)	(5)
Reconciliation [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	$ (212)	$ (323)	$ (195)